Note 12 - Income Taxes	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
12.
Income Taxes

In
December 2017,
the Tax Cuts and Jobs Act (the
“2017
Tax Act”) was enacted. The
2017
Tax Act significantly revised the U.S. corporate income tax regime by, among other things, the following items:

●
Lowering the U.S. corporate tax rate from
35%
to
21%
effective
January 1, 2018.
In accordance with Staff Accounting Bulletin
No.
118,
which provides SEC staff guidance for the application of ASC Topic
740,
the Predecessor recognized the income tax effects of the
2017
Tax Act in its financial statements in the period the
2017
Tax Act was signed into law;

●
Provides for a
100
percent deduction for foreign-source portion of dividends received from specified
10
percent owned foreign corporations by U.S. corporate shareholders. The deduction is unavailable for hybrid dividends;

●	Creates a requirement that certain income earned by controlled foreign corporations (“CFCs”) must be included currently in the gross income of the CFC's U.S. shareholder; and
●
The Global Intangible Low Tax Income (“GILTI”) provisions are effective for tax years beginning on or after
January 1, 2018.
In FASB staff Q&A Topic
740,
No.
5,
Accounting for Global Intangible Low-Taxed Income, the FASB staff noted that ASC
740
was
not
clear with respect to the appropriate accounting for GILTI, and accordingly, an entity may
either: (
1
) elect to treat taxes on GILTI as period costs similar to special deductions, or (
2
) recognize deferred tax assets and liabilities when basis differences exist that are expected to affect the amount of GILTI inclusion upon reversal (the deferred method). The Company has not
yet adopted an accounting policy related to GILTI

For the Successor period from
December 6, 2018
to
January 31, 2019,
the Company recorded an income tax benefit of
$2.8
million, resulting in a
43.2%
effective tax rate. For the Predecessor period from
November 1, 2018
to
December 5, 2018,
the Company recorded an income tax benefit of
$4.2
million, resulting in an effective tax rate of
15.7%.
For the Predecessor period from
November 1, 2017
to
January 31, 2018,
the Company recorded an income tax benefit of
$13.5
million. The effective tax rate for the Predecessor period from
November 1, 2017
to
January 31, 2018
was
not
meaningful.

The year-over-year decrease in our effective tax rate when comparing the Predecessor period of
November 1, 2017
to
January 31, 2018
to both the Successor period from
December 6, 2018
to
January 31, 2019
and the Predecessor period from
November 1, 2018
to
December 5, 2018,
was impacted by the following items:

(1)	The net impact from the enactment of the 2017 Tax Act, which reduced the U.S. federal corporate income tax rate from 35% to 21%;
(2)
The Predecessor recording a tax benefit of
$13.5
million for the period ended
January 31, 2018
related to the re-measurement of deferred tax assets and liabilities to reflect the reduction in the U.S. corporate income tax rate from
35%
to
21%
percent;

(3)	The Predecessor recording a provisional tax expense of $0.5 million for the period ended January 31, 2018 related to the deemed repatriation of earnings from its foreign subsidiaries;
(4)
The Predecessor recording a provisional tax benefit of
$0.8
million for the period ended
January 31, 2018
related to the reduction of the deferred tax liability on unrepatriated foreign earnings due to the
100
percent dividends received deduction;

(5)	The Predecessor recording tax expense of $1.4 million for the period ended December 5, 2018 related to nondeductible transaction related costs; and
(6)	The Successor including $0.7 million of tax expense in the estimated annual effective rate for the period ended January 31, 2019 related to GILTI.

At
January 31, 2019
and
October 31, 2018,
we had deferred tax liabilities, net of deferred tax assets, of
$76.5
million and
$39.0
million, respectively. The increase in our net deferred tax liability is primarily due to deferred tax liabilities recorded in purchase accounting related to the fair value adjustments to fixed assets and other identifiable intangible assets.  The valuation allowances were related to foreign tax credit carryforwards where realization is more uncertain at this time due to the limited carryforward periods that exist.

The Company has
no
liability for uncertain tax positions at
January 31, 2019
and
October 31, 2018.

Note
11.
Income Taxes

The sources of income before income taxes for the years ended
October 31, 2018
and
2017
are as follows:

	2018	2017	2016

United States	$15,076,595	$3,813,825	$10,687,132
Foreign	3,521,127	856,112	-
Total	$18,597,722	$4,669,937	$10,687,132

The components of the provision for income taxes for the years ended
October 31, 2018,
2017
and
2016,
are as follows:

	2018	2017	2016
Current tax provision:
Federal	$(365,902)	$2,201,279	$156,533
Foreign	1,232,718	378,031	-
State and local	455,537	578,697	542,378
Total current tax provision	1,322,353	3,158,007	698,911

Deferred tax provision (benefit):
Federal	(10,650,171)	993,603	3,586,058
Foreign	(729,745)	(132,607)	-
State and local	273,443	(262,345)	168,572
Total deferred tax (benefit) provision	(11,106,473)	598,651	3,754,630

Net provision for income taxes	$(9,784,120)	$3,756,658	$4,453,541

For the years ended
October 31, 2018,
2017
and
2016,
the income tax provision differs from the expected tax provision computed by applying the U.S. federal statutory rate to income before taxes as a result of the following:

	2018	2017	2016

Provision for income taxes at blended U.S. statutory rate of 23.1% and 34.7%	$4,309,576	$1,587,778	$3,633,625
State income taxes, net of federal deduction	560,056	285,982	469,227
Foreign rate differential	(178,927)	(139,460)	-
Meals and entertainment	220,234	270,789	234,353
Transaction costs	44,145	1,582,474	-
Change in deferred tax rate	-	(116,954)	83,409
Domestic manufacturing deduction	-	(254,236)	(189,453)
Stock-based compensation	64,849	122,844	36,851
Contingent consideration fair value adjustment	122,077	-	-
Nontaxable Interest income net of foreign income inclusions	39,973	(378,068)	-
Foreign tax credit	-	(79,791)	-
Deferred tax on undistributed foreign earnings	(141,935)	888,576	-
Impact of tax reform	(14,644,758)	-	-
Increase in valuation allowance	-	52,662	-
Other	(179,410)	(65,938)	185,529
Income tax provision	$(9,784,120)	$3,756,658	$4,453,541

The tax effects of the temporary differences giving rise to the Company’s net deferred tax liabilities as of
October 31, 2018
and
2017,
are summarized as follows:

	2018	2017
Deferred tax assets:
Accrued insurance reserves	$943,054	$1,000,078
Accrued sales and use tax	961,863	997,091
Accrued payroll	367,653	509,276
Foreign tax credit carryforward	79,791	79,791
Net operating loss carryforward	1,930,998	160
Other	254,998	200,936
Total deferred tax assets	4,538,357	2,787,332
Valuation allowance	(63,035)	(52,662)
Net deferred tax assets	4,475,322	2,734,670

Deferred tax liabilities:
Intangible assets	(6,219,735)	(11,879,983)
Property and equipment	(36,394,087)	(39,717,047)
Prepaid expenses	(119,712)	(352,976)
Unremitted foreign earnings	(746,641)	(888,576)
Other	-	(7,414)
Total net deferred tax liabilities	(43,480,175)	(52,845,996)

Net deferred tax assets	$(39,004,853)	$(50,111,326)

The Company has federal net operating loss carry forwards of
$8,100,000
for the period ended
October 31, 2018.
The Company did
not
have any federal net operating loss carry forwards for the period ended
October 31, 2017.
The Company has state net operating loss carry forwards of approximately
$5,300,000
and
$6,000,
respectively, as of
October 31, 2018
and
2017
that begin to expire in
2024.

The Company has foreign tax credit carryforwards of approximately
$80,000
as of both
October 31, 2018
and
2017,
respectively, which begin to expire in
2027.

The Company has provided U.S. deferred taxes on cumulative earnings of all of its non-U.S. affiliates.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not
that some portion or all of the deferred tax assets will
not
be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, carryback opportunities, and tax planning strategies in making the assessment. The Company believes it is more likely than not
that it will realize the benefits of these deductible differences, net of the valuation allowance provided. The valuation allowance provided by the Company relates to foreign tax credit carry forwards.

In
December 2017,
the Tax Cuts and Jobs Act (the
“2017
Tax Act”) was enacted. The
2017
Tax Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from
35
 percent to
21
 percent effective
January 1, 2018.
The Company recognized the income tax effects of the
2017
Tax Act in its consolidated financial statements in the period the
2017
Tax Act was signed into law.

The SEC staff recognized that entities
may
not
have the necessary information available, prepared, or analyzed in reasonable detail to complete the accounting under ASC
740
for certain income tax effects of the
2017
Tax Act in the reporting period that includes the date of enactment. In accordance with Staff Accounting Bulletin
No.
118,
which provides SEC staff guidance for the application of ASC
740,
the Company’s consolidated financial statements for the period ended
October 31, 2018
reflect the income tax effects of the
2017
Tax Act.

The
2017
Tax Act creates a requirement that certain income earned by controlled foreign corporations (“CFCs”) must be included currently in the gross income of the CFC's U.S. shareholder. The Global Intangible Low Tax Income (“GILTI”) provisions are effective for tax years beginning on or after
January 1, 2018.
In FASB staff Q&A Topic
740,
No.
5,
Accounting for Global Intangible Low-Taxed Income, the FASB staff noted that Accounting Standards Codification (“ASC”)
740
(“Topic
740”
), Income Taxes, was
not
clear with respect to the appropriate accounting for GILTI, and accordingly, an entity may
either: (
1
) elect to treat taxes on GILTI as period costs similar to special deductions, or (
2
) recognize deferred tax assets and liabilities when basis differences exist that are expected to affect the amount of GILTI inclusion upon reversal (the deferred method). The Company has not
yet adopted an accounting policy related to GILTI.

As a result of the
2017
Tax Act, the Company recorded a tax benefit of
$15,096,000
for the period ended
October 31, 2018
related to the remeasurement of deferred tax assets and liabilities to reflect the reduction in the U.S. corporate income tax rate from
35
percent to
21
percent. The Company also recorded a tax expense of
$451,000
for the period ended
October 31, 2018
related to the deemed repatriation of earnings from its foreign subsidiaries, also known as the “Transition Tax”. The net of these two
adjustments related to the
2017
Tax Act reflect the total impact of tax reform for the period ended
October 31, 2018.